T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement Income Fund

Supplement to prospectus dated October 1, 2007

Table 14 on page 18 of the prospectus is replaced with the table below. This new table is a more streamlined presentation of the funds` expenses; it does not reflect any changes in the expenses paid by shareholders.Table 14  Fees and Expenses of the Funds*
Fund	Management fee	Other expenses a	Acquired fund fees and expenses	Total annual fund operating expenses

2005	0.00%	0.00%	0.60%	0.60%
2010	0.00	0.00	0.63	0.63
2015	0.00	0.00	0.66	0.66
2020	0.00	0.00	0.69	0.69
2025	0.00	0.00	0.72	0.72
2030	0.00	0.00	0.73	0.73
2035	0.00	0.00	0.74	0.74
2040	0.00	0.00	0.74	0.74
2045	0.00	0.00	0.74	0.74
2050	0.00	0.00	0.74	0.74
2055	0.00	0.00	0.74	0.74
Income	0.00	0.00	0.56	0.56

*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Account Maintenance and Small Account Fees.

aThe direct operating expenses of each Retirement Fund are expected to be paid for by the acquired funds in which it invests. Please see "How are fund expenses determined?" in Section 3.

The date of this supplement is December 26, 2007.

C16-041 12/26/07

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund—Advisor Class

T. Rowe Price Retirement 2010 Fund—Advisor Class

T. Rowe Price Retirement 2015 Fund—Advisor Class

T. Rowe Price Retirement 2020 Fund—Advisor Class

T. Rowe Price Retirement 2025 Fund—Advisor Class

T. Rowe Price Retirement 2030 Fund—Advisor Class

T. Rowe Price Retirement 2035 Fund—Advisor Class

T. Rowe Price Retirement 2040 Fund—Advisor Class

T. Rowe Price Retirement 2045 Fund—Advisor Class

T. Rowe Price Retirement 2050 Fund—Advisor Class

T. Rowe Price Retirement 2055 Fund—Advisor Class

T. Rowe Price Retirement Income Fund—Advisor Class

Supplement to prospectus dated October 1, 2007

Table 14 on pages 17-18 of the prospectus is replaced with the table below. This new table is a more streamlined presentation of the funds` expenses; it does not reflect any changes in the expenses paid by shareholders.Table 14  Fees and Expenses of the Advisor Class*
Fund	Management fee	Distribution and service (12b-1) fees	Other expenses a	Acquired fund fees and expenses	Total annual fund operating expenses

2005	0.00%	0.25%	0.00%	0.60%	0.85%
2010	0.00	0.25	0.00	0.63	0.88
2015	0.00	0.25	0.00	0.66	0.91
2020	0.00	0.25	0.00	0.69	0.94
2025	0.00	0.25	0.00	0.72	0.97
2030	0.00	0.25	0.00	0.73	0.98
2035	0.00	0.25	0.00	0.74	0.99
2040	0.00	0.25	0.00	0.74	0.99
2045	0.00	0.25	0.00	0.74	0.99
2050	0.00	0.25	0.00	0.74	0.99
2055	0.00	0.25	0.00	0.74	0.99
Income	0.00	0.25	0.00	0.56	0.81

*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

aThe direct operating expenses of each class, other than the 12b-1 fees, are expected to be paid for by the acquired funds in which it invests. Please see "How are fund expenses determined?" in Section 3.

The date of this supplement is December 26, 2007.

E216-041 12/26/07

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund—R Class

T. Rowe Price Retirement 2010 Fund—R Class

T. Rowe Price Retirement 2015 Fund—R Class

T. Rowe Price Retirement 2020 Fund—R Class

T. Rowe Price Retirement 2025 Fund—R Class

T. Rowe Price Retirement 2030 Fund—R Class

T. Rowe Price Retirement 2035 Fund—R Class

T. Rowe Price Retirement 2040 Fund—R Class

T. Rowe Price Retirement 2045 Fund—R Class

T. Rowe Price Retirement 2050 Fund—R Class

T. Rowe Price Retirement 2055 Fund—R Class

T. Rowe Price Retirement Income Fund—R Class

Supplement to prospectus dated October 1, 2007

Table 14 on pages 18-19 of the prospectus is replaced with the table below. This new table is a more streamlined presentation of the funds` expenses; it does not reflect any changes in the expenses paid by shareholders.Table 14  Fees and Expenses of the R Class*
Fund	Management fee	Distribution and service (12b-1) fees	Other expenses a	Acquired fund fees and expenses	Total annual fund operating expenses

2005	0.00%	0.50%	0.00%	0.60%	1.10%
2010	0.00	0.50	0.00	0.63	1.13
2015	0.00	0.50	0.00	0.66	1.16
2020	0.00	0.50	0.00	0.69	1.19
2025	0.00	0.50	0.00	0.72	1.22
2030	0.00	0.50	0.00	0.73	1.23
2035	0.00	0.50	0.00	0.74	1.24
2040	0.00	0.50b	0.00	0.74	1.24
2045	0.00	0.50	0.00	0.74	1.24
2050	0.00	0.50	0.00	0.74	1.24
2055	0.00	0.50	0.00	0.74	1.24
Income	0.00	0.50	0.00	0.56	1.06

*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

aThe direct operating expenses of each class, other than the 12b-1 fees, are expected to be paid for by the acquired funds in which it invests. Please see "How are fund expenses determined?" in Section 3.

bExpenses have been restated to reflect current fees. The actual 12b-1 fee expenses were 0.49% during the last fiscal year for the 2040 Fund.

The date of this supplement is December 26, 2007.

E416-041 12/26/07